Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible assets

12 Intangible assets

Intangible assets are measured at acquisition cost and subsequently reduced by accumulated amortization and impairment losses, when applicable. Intangible assets are recognized when there is evidence of generating future economic benefits, considering their economic and technological viability, mainly consisting of brands and patents, customer base, exploitation rights, supplier supply contracts, software, and others.

Intangible assets with defined useful lives are amortized using the straight-line method or a method that reflects the economic benefit of the intangible asset. Amortized intangible assets are tested for impairment when events or changes in circumstances indicate that the carrying amount is not recoverable. The residual value of intangible items is immediately written down to their recoverable amount when the residual balance exceeds the recoverable amount. The recoverable amount is the higher of the fair value less costs to sell an asset and its value in use.

The carrying amount of intangible assets with indefinite useful lives, relating to brands and patents and rights to exploit water use, is tested for recoverable amount annually or when events or changes in circumstances indicate impairment loss in the recoverable amount of these assets. If there is an impairment loss, it is recognized against the carrying amount of the asset.

The Group considers that certain brands and patents have an indefinite useful life due to their historical performance and the Group’s expected use. The acquired brands do not have legal or contractual limits linked to their use and are not dependent on the useful life of any asset or group of assets that have existed independently for a considerable time before the acquisitions. These brands are not related to sectors subject to technological obsolescence or other forms of value deterioration.

Intangible assets acquired in a business combination are recognized at fair value based on valuation methodologies and techniques that often involve the use of a third-party valuation firm’s expertise to calculate estimates of discounted cash flows. Intangible assets are composed as follows:

		Net amount
	Useful life	December 31, 2024	December 31, 2023
Trademarks	Undefined	1,025,095	1,092,793
Trademarks	2 to 20 years	293,519	341,183
Software	2 to 15 years	30,611	24,941
Water rights	Undefined	11,302	11,391
Customer relationships	3 to 20 years	408,149	486,166
Supplier contract	7 to 17 years	20,548	28,077
Other	2 to 17 years	13,975	1,044
		1,803,199	1,985,595

Changes in intangible assets:

	Balance at January 1, 2024	Additions (1)	Disposals	Amortization	Exchange rate variation	Balance at December 31, 2024
Amortizing:
Trademarks	341,183	689	—	(28,920)	(19,433)	293,519
Software	24,941	19,045	(28)	(6,294)	(7,053)	30,611
Customer relationships	486,166	—	—	(72,137)	(5,880)	408,149
Supplier contracts	28,077	—	—	(3,715)	(3,814)	20,548
Others	1,044	14,566	(506)	(232)	(897)	13,975
Non-amortizing:
Trademarks	1,092,793	563	—	—	(68,261)	1,025,095
Water rights	11,391	214	—	—	(303)	11,302
	1,985,595	35,077	(534)	(111,298)	(105,641)	1,803,199
	Balance at January 1, 2023	Additions	Disposals	Amortization	Exchange rate variation	Balance at December 31, 2023
Amortizing:
Trademarks	315,912	35,496	—	(24,166)	13,941	341,183
Software	21,079	7,527	(12)	(5,121)	1,468	24,941
Customer relationships	549,705	2,370	(2,434)	(74,213)	10,738	486,166
Supplier contracts	30,509	—	—	(3,822)	1,390	28,077
Others	833	501	(28)	(275)	13	1,044
Non-amortizing:
Trademarks	1,050,106	367	—	—	42,320	1,092,793
Water rights	11,347	—	—	—	44	11,391
	1,979,491	46,261	(2,474)	(107,597)	69,914	1,985,595

	Balance at January 1, 2022	Acquired in business combination	Additions	Disposals	Amortization	Exchange rate variation	Balance at December 31, 2022
Amortizing:
Trademarks	335,452	21,138	6	—	(22,230)	(18,454)	315,912
Software	16,609	57	8,081	—	(4,503)	835	21,079
Customer relationships	645,509	2,804	—	1,099	(76,529)	(23,178)	549,705
Supplier contracts	32,967	—	—	—	(3,773)	1,315	30,509
Others	1,001	556	38	—	(746)	(16)	833
Non-amortizing:
Trademarks	1,107,993	3,793	331	834	—	(62,845)	1,050,106
Water rights	11,595	—	—	—	—	(248)	11,347
	2,151,126	28,348	8,456	1,933	(107,781)	(102,591)	1,979,491

(1)	The amount of US$10,782 in additions refers to the acquisition of immaterial business combinations during the year by the indirect subsidiary, Seara Alimentos Ltda.